Revaluation of land and building (Tables)	12 Months Ended
Sep. 30, 2024
Revaluation Of Land And Building
Schedule of Revaluation of Land And Building
	High	Low
Market rent ($ sq ft)	$7.10	$3.14
Capitalisation rate	13.70%	9.50%
Sales ($ sq ft)	$56.87	$35.41